Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	2.53%	1.08%
U.S. Treasury Notes, 1.250%, 03/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 74,100,000
Fair Value as a % of Trust Capital	25.77%
Fair Value	74,276,567
U.S. Treasury Notes, 1.000%, 05/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	50,710,000
Fair Value as a % of Trust Capital	17.65%
Fair Value	50,881,344
U.S. Treasury Notes, 0.625%, 07/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	78,060,000
Fair Value as a % of Trust Capital	27.16%
Fair Value	78,282,593
U.S. Treasury Notes, 0.250%, 09/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	73,220,000
Fair Value as a % of Trust Capital	25.43%
Fair Value	73,288,644
U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		137,850,000
Fair Value as a % of Trust Capital		29.13%
Fair Value		137,973,850
U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		146,530,000
Fair Value as a % of Trust Capital		31.51%
Fair Value		149,271,714
U.S. Treasury Notes, 0.125%, 09/30/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		129,840,000
Fair Value as a % of Trust Capital		27.41%
Fair Value		129,809,569
U.S. Treasury Notes, 0.500%, 11/15/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		50,710,000
Fair Value as a % of Trust Capital		10.74%
Fair Value		50,854,603
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	96.01%	98.79%
Fair Value	$ 276,729,148	$ 467,909,736